Provisions - Movements in Provisions (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 01, 2020
Disclosure of other provisions [Line Items]
Beginning balance	$ 415	$ 304	$ 207
Additional/(reversal of) provisions recognized	84	221	184
Used / forfeited during the year	(72)	(125)	(87)
Acquired by business combinations (Note 14)				$ 15
Effect of foreign exchange differences	0
Ending balance	427	415	304
Warranties [Member]
Disclosure of other provisions [Line Items]
Beginning balance	182	173	132
Additional/(reversal of) provisions recognized	102	131	127
Used / forfeited during the year	(71)	(122)	(86)
Acquired by business combinations (Note 14)				0
Effect of foreign exchange differences	0
Ending balance	213	182	173
Onerous Contracts [Member]
Disclosure of other provisions [Line Items]
Beginning balance	171	67	19
Additional/(reversal of) provisions recognized	(24)	92	48
Used / forfeited during the year	0	(3)	0
Acquired by business combinations (Note 14)				15
Effect of foreign exchange differences	0
Ending balance	147	171	67
Employee benefits [Member]
Disclosure of other provisions [Line Items]
Beginning balance	57	59	51
Additional/(reversal of) provisions recognized	7	(2)	9
Used / forfeited during the year	(1)	0	(1)
Acquired by business combinations (Note 14)				0
Effect of foreign exchange differences	0
Ending balance	63	57	59
Others [Member]
Disclosure of other provisions [Line Items]
Beginning balance	5	5	5
Additional/(reversal of) provisions recognized	(1)	0	0
Used / forfeited during the year	0	0	0
Acquired by business combinations (Note 14)				$ 0
Effect of foreign exchange differences	0
Ending balance	$ 4	$ 5	$ 5